Offerings	Aug. 27, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value NIS 0.20 per share
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01531%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 150,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,965.00
Offering Note	(1) The aggregate maximum offering price of all securities issued or issuable by Gilat Satellite Networks Ltd. (the "Registrant") that are registered pursuant to this Registration Statement shall not exceed $150,000,000. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (2) Units may consist of one or more shares of ordinary shares, warrants, debt securities or subscription rights issued by the Registrant, other property, or any combination thereof.